SCHEDULE OF SUBSIDIARIES DETAILS (Details)	12 Months Ended
	Jun. 30, 2025	Mar. 22, 2024
Jurisdiction of formation	E9
MEDI Group Limited [Member]
Date of incorporation	Mar. 21, 2024
Jurisdiction of formation	E9
Percentage of direct/indirect economic ownership
Principal activities	Holding company
MEDI Trade Holding Limited [Member]
Date of incorporation	Mar. 21, 2024
Jurisdiction of formation	K3
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Intermediate holding company
Medi Trade Corporation Limited [Member]
Date of incorporation	Mar. 22, 2024
Jurisdiction of formation	K3
Percentage of direct/indirect economic ownership	100.00%	100.00%
Principal activities	Dormant subsidiary
Grand Century Holding Company Limited [Member]
Date of incorporation	Mar. 31, 2004
Jurisdiction of formation	K3
Percentage of direct/indirect economic ownership	100.00%
Principal activities	Core Operation
Doctors Concept Medical And Cosmetics Company Limited [Member]
Date of incorporation	Jun. 21, 2006
Jurisdiction of formation	K3
Percentage of direct/indirect economic ownership	100.00%
Principal activities	IP holding